CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (USD $) In Thousands, except Share data	Preferred Stock Series A	Common Stock	Additional Paid-In Capital	Treasury Stock	Retained Earnings / Accumulated Deficit	Noncontrolling Interest	Total
Beginning Balance, Amount at Dec. 31, 2009	$ 1,962	$ 20	$ 61,642	$ (104)	$ (75,599)	$ 104	$ (11,975)
Beginning Balance, Shares at Dec. 31, 2009	243	19,915
Conversion of convertible notes into common stock, Amount		14	9,319				9,319
Conversion of convertible notes into common stock, Shares		14,528
Conversion of preferred stock and accrued dividends into common stock, Amount	(1,962)	8	3,778				1,824
Conversion of preferred stock and accrued dividends into common stock, Shares	(243)	8,084
Issuance of common stock, Amount		4	3,051				3,055
Issuance of common stock, Shares		3,772
Exercise of warrants/options, Amount		1	477				478
Exercise of warrants/options, Shares		899
Conversion of accrued compensation into common stock, Amount			90				90
Conversion of accrued compensation into common stock, Shares		101
Stock-based compensation expense			1,158				1,158
Issuance of warrants for claim settlement							0
Net Loss					(2,846)		(2,846)
Ending Balance, Amount at Dec. 31, 2010	0	47	79,515	(104)	(78,445)	104	1,013
Ending Balance, Shares at Dec. 31, 2010	0	47,299
Issuance of common stock, Amount		2	1,765				1,767
Issuance of common stock, Shares		2,090
Exercise of warrants/options, Amount		3	815				818
Exercise of warrants/options, Shares		2,609
Stock-based compensation expense							870
Stock-based compensation expense, Amount			870				870
Stock-based compensation expense, Shares		179
Issuance of warrants for claim settlement			3,622				3,622
Conversion of debts into common stock, Amount			27				27
Conversion of debts into common stock, Shares		34
Net Loss					(6,644)		(6,644)
Ending Balance, Amount at Dec. 31, 2011	$ 0	$ 52	$ 86,614	$ (104)	$ (85,089)	$ 104	$ 1,577
Ending Balance, Shares at Dec. 31, 2011	0	52,211